Commitments and Contingencies Narrative (Details) - Orbitz - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Entity Information [Line Items]
Operating Leases, Rent Expense, Net	$ 7,300
Operating Leases, Future Minimum Sublease Rentals	1,000
Tax sharing liability, remaining payments	96,171	$ 87,300
Unrecognized tax benefits	3,348	$ 3,300	$ 3,569
Surety Bonds Outstanding	7,500
Surety Bonds Outstanding Secured by Letters of Credit	5,300
Bank Guarantees Outstanding	$ 25,300